Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Abstract]
Advertising costs	$ 8.1	$ 12.3